Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	$ 117		$ 932
Accumulated depreciation	117		141
Property and equipment, net		[1]	791
Leasehold Property [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross			815
Accumulated depreciation		[2]	35
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	14		14
Accumulated depreciation	14		13
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	27		27
Accumulated depreciation	27		26
Furniture & Fittings [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	14		14
Accumulated depreciation	14		12
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	46		46
Accumulated depreciation	46		40
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross	16		16
Accumulated depreciation	$ 16		$ 15

[1]	— Denotes amount less than US$1,000.
[2]	On June 28, 2024, Delixy sold a property at 883 North Bridge Road #04-01, Southbank, Singapore 198785 (the “Property”) to Wisecome Oil Pte. Ltd. for a consideration of S$1,300,000 pursuant to a sale and purchase agreement dated June 28, 2024. The consideration for the disposal of the Property was based on the fair value of the Property as determined by an external, independent and qualified valuer undertaken on May 8, 2024.